CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts receivable (in dollars)	$ 1,581	$ 851
Preferred stock, shares issued	0	0
Shares to be issued, shares	28,000	28,000
Common Class A [Member]
Common stock, shares issued	31,074,168	29,277,408
Common stock, shares outstanding	31,074,168	29,277,408
Common Class B [Member]
Common stock, shares issued	2,503	2,503
Common stock, shares outstanding	2,503	2,503